The Company and Basis of Presentation	12 Months Ended
Dec. 31, 2022
The Company and Basis of Presentation
The Company and Basis of Presentation

1.   The Company and Basis of Presentation

1.1 The Company

Vasta Platform Ltd., together with its subsidiaries (the Company) is a publicly held company incorporated in the Cayman Islands on October 16, 2019, with headquarters in the city of São Paulo, Brazil. The Company is a technology-powered education content providing end-to-end educational and digital solutions that cater to all needs of private schools operating in the K-12 educational segment. Vasta’s fiscal year begins on January 1 of each year and ends on December 31 of the same year.

The Company has built a “Platform as a Service”, solution or PaaS, with two main modules: Content & EdTech Platform and Digital Services. The Company’s Content & EdTech Platform combines a multi-brand and tech-enabled array with digital and printed content through long-term contracts with partner schools.

Since July 31, 2020, VASTA Platform Ltd. has been a publicly-held company registered with SEC (“The US Securities and Exchange Commission) and its shares are traded on Nasdaq Global Select Market under ticker symbol “VSTA”.

1.2 Corporate restructuring and business combinations

Until July 23, 2020, VASTA Platform, was not a separate legal entity. The Business, (referred herein when the company presented its financial statements combined with other entities), comprised combined carved-out historical balances of certain assets, liabilities and results of operations related to the delivery of educational content for private sector basic and secondary education (“K-12 curriculum”) previously carried out by the legal entity Cogna Educação S.A. and its subsidiaries (hereinafter referred to as “Cogna” or “Parent Entity”, or in combination with its subsidiaries, “Cogna Group”).

On January 1, 2020, the business activities were restructured in the legal entity Somos Sistemas de Ensino S.A (“Somos Sistemas”). On January 7, 2020, the Company concluded the acquisition of the entire ownership interest in Pluri. On February 13, 2020, the Company concluded the acquisition of the entire ownership interest in Mind Makers.

On July 23, 2020, prior to the completion of the Initial Public Offering – IPO, the ‘Board of Directors’ Meeting approved the Contribution Agreement which Cogna (Vasta’s Parent Company) contributed with 100% of the shares issued by Somos Sistemas held by Cogna to Vasta Platform’s share capital. After the contribution, Somos Sistemas became wholly owned by Vasta’s Parent Company, which, in turn, continued to be controlled by Cogna. In addition, Cogna contributed with shareholders capital in the amount of R$ 2,426 in cash on July 23, 2020.

On March 2, 2021, the Company acquired an ownership interest in Sociedade Educacional da Lagoa Ltda.(“SEL”) through its wholly owned subsidiary Somos Sistemas de Ensino S.A. See Note 5.

On May 27, 2021, the Company acquired an ownership interest in Nota 1000 Serviços Educacionais S.A (“Redação Nota 1000”) through its wholly owned subsidiary Somos Sistemas de Ensino S.A. See Note 5.

On August 1, 2021, the Company acquired an ownership interest in EMME – Produções de Materiais em Multimídia (“EMME”) through its wholly owned subsidiary Somos Sistemas de Ensino S.A. See Note 5.

On October 29, 2021, the Company acquired an equity interest in Editora De Gouges SA – Learning System Eleva - (“De Gouges”) through its wholly-owned subsidiary Somos Sistemas de Ensino S.A. See Note 5.

On January 14, 2022, the Company acquired an equity interest in Phidelis Tecnologia Desenvolvimento de Sistemas Ltda. and MVP Consultoria e Sistemas Ltda – through its wholly-owned subsidiary Somos Sistemas de Ensino S.A. See Note 5.

On July 19, 2022, the Company acquired a non-controlling interest (45%) in Educbank Gestão de Pagamentos Educacionais S.A. (“Educbank”). The consideration paid was R$ 87,651, of which R$ 63,814 was paid in cash and the remaining amount of R$ 23,837 to be paid in four cash installments according to the growth of students served by Educbank.

On July 19, 2022, the Company acquired a non-controlling interest (10%) in Flex Flix Limited (“Flex Flix”). The consideration paid was R$ 8,271, paid in cash. The amount paid to acquire a stake in this company was recorded in “other investments and interests in entities”.

The Consolidated Financial Statements comprise the following entities, which are all fully owned by the Company:

Company	Interest
	December 31, 2022	December 31, 2021
Somos Sistemas de Ensino S.A ("Somos Sistemas")	100%	100%
Livraria Livro Fácil Ltda. ("Livro Fácil")	100%	100%
A & R Comercio e Serviços de Informática Ltda. (“Pluri”)	100%	100%
Mind Makers Editora Educacional (“Mind Makers”) (i)	-	100%
Colégio Anglo São Paulo	100%	100%
Phidelis Tecnologia Desenvolvimento de Sistemas Ltda. (“Phidelis”)	100%	-
MVP Consultoria e Sistemas Ltda. (“MVP”)	100%	-
Meritt Informação Educacional Ltda (“Meritt”) (i)	-	100%
Sociedade Educacional da Lagoa Ltda (“SEL”)	100%	100%
Nota 1000 Serviços Educacionais Ltda ("Redação Nota 1000") (i)	-	100%
EMME – Produções de Materiais em Multimídia Ltda (“EMME”).	100%	100%
Editora De Gouges S.A ("De Gouges") (i)	-	100%
(i)	Entities that were merged during the fiscal year ended December 31,2022